Equity-method investees - Summarised Statement of Financial Position and Profit or Loss of Joint Venture (Detail) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current assets			€ 121,975	€ 143,428
Non-current assets			146,888	175,596
Current liabilities			(144,250)	(158,346)
Non-current liabilities			(98,731)	(102,470)
Group’s share in net assets – 49%			22,980	54,006	€ 68,945
Profit/(loss) for the year	€ 5,089	€ 5,089	(30,592)	(15,382)	(16,162)
Deferred tax liabilities			(5)	(998)
Equity-method investees			37,458	40,875	39,831
Revenue			308,217	318,797	328,618
Cost of sales			(204,807)	(203,095)	(215,763)
Other expenses			(497)	(260)	(457)
Selling expenses			(90,511)	(90,229)	(91,373)
Administrative expenses			(40,773)	(35,994)	(37,607)
Impairment on trade receivables			(46)	(289)	(33)
Net finance income			(10,370)	(8,818)	(8,470)
Profit/(loss) before tax			(29,556)	(14,698)	(15,072)
Income tax expense			(1,036)	(684)	(1,090)
Profit/(loss) for the year	€ 5,089	€ 5,089	(30,592)	(15,382)	(16,162)
Other comprehensive income/(loss)			(2,871)	(310)	(3,445)
Total comprehensive income/(loss) for the year			(33,463)	(15,692)	(19,607)
Owners of the Company			(29,933)	(15,150)	(16,069)
Deferred tax liabilities			1,301	187	633
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Current assets			41,569	52,951
Non-current assets			14,262	16,954
Current liabilities			(20,903)	(25,753)
Non-current liabilities			(1,611)	(2,885)
Net assets			33,317	41,267
Group’s share in net assets – 49%			16,325	20,221
Intangible assets			753	1,272
Net book value after impairment test			26,140	26,140
Profit/(loss) for the year			(746)	596	1,533
Deferred tax liabilities			(191)	(321)
Equity-method investees			36,871	40,319	38,645
Revenue			48,508	57,222	69,939
Cost of sales			(29,320)	(33,492)	(39,823)
Other expenses			(34)	(7)	(747)
Selling expenses			(17,687)	(19,036)	(24,297)
Administrative expenses			(1,623)	(2,775)	(3,332)
Impairment on trade receivables			(122)	(520)
Net finance income			(37)	78	315
Profit/(loss) before tax			(71)	1,470	2,055
Income tax expense			(675)	(874)	(522)
Profit/(loss) for the year			(746)	596	1,533
Other comprehensive income/(loss)			(2,671)	1,400	(2,565)
Total comprehensive income/(loss) for the year			(3,417)	1,996	(1,032)
Owners of the Company			(366)	292	751
Amortisation of intangibles assets			519	519	519
Amortisation			(519)	(519)	(519)
Deferred tax liabilities			130	130	130
Group’s share of profit/(loss), net of equity method adj.			82	988	2,873
Group’s share of other comprehensive income			(1,309)	686	(1,257)
Group’s share of total comprehensive income/(loss) for the period			(1,227)	1,674	1,616
Dividends received by the Group			2,221
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Inventories [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year			469	717	2,144
Profit/(loss) for the year			469	717	2,144
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Brand names [member]
Disclosure of subsidiaries [line items]
Amortisation of intangibles assets			368	368	367
Amortisation			(368)	(368)	€ (367)
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Reportable legal entities [member] | Inventories [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year			(1,530)	(1,999)
Profit/(loss) for the year			(1,530)	(1,999)
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Reportable legal entities [member] | Brand names [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year				(4,994)
Profit/(loss) for the year				€ (4,994)
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Reportable legal entities [member] | Brand names [member] | Inventories [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year			(4,626)
Profit/(loss) for the year			€ (4,626)